Derivative Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Outstanding Foreign Currency Forward Contracts

The Company had the following outstanding foreign currency forward contracts that were entered into to hedge nonfunctional currency cash flows from forecasted revenues and expenses (in millions):

	Currency Denomination
Foreign Currency	March 31, 2014	December 31, 2013
Norwegian Krone	NOK 10,172	NOK 10,503
Euro	€500	€406
U.S. Dollar	$443	$357
Danish Krone	DKK 266	DKK 278
British Pound Sterling	£52	£23
Singapore Dollar	SGD 36	SGD 17
Canadian Dollar	CAD 16	CAD 16

The Company had the following outstanding foreign currency forward contracts that hedge the fair value of nonfunctional currency monetary accounts (in millions):

Currency Denomination
Foreign Currency	March 31, 2014	December 31, 2013
Norwegian Krone	NOK 3,866	NOK 3,257
Russian Ruble	RUB 1,786	RUB 2,149
U.S. Dollar	$801	$715
Danish Krone	DKK 383	DKK 177
Euro	€381	€310
Singapore Dollar	SGD 15	SGD 3
British Pound Sterling	£26	£14
Swedish Krone	SEK 11	SEK 4
Canadian Dollar	CAD 5	CAD 3

Derivative Instruments and their Balance Sheet Classifications

The Company has the following gross fair values of its derivative instruments and their balance sheet classifications:

NATIONAL OILWELL VARCO, INC.

Fair Values of Derivative Instruments

(In millions)

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet	March 31,	December 31,	Balance Sheet	March 31,	December 31,
	Location	2014	2013	Location	2014	2013
Derivatives designated as hedging instruments under ASC Topic 815
Foreign exchange contracts	Prepaid and other current assets	$33	$35	Accrued liabilities	$8	$18
Foreign exchange contracts	Other Assets	13	5	Other Liabilities	3	9

Total derivatives designated as hedging instruments under ASC Topic 815		$46	$40		$11	$27

Derivatives not designated as hedging instruments under ASC Topic 815
Foreign exchange contracts	Prepaid and other current assets	$21	$19	Accrued liabilities	$13	$13
Foreign exchange contracts	Other Assets	1	—	Other Liabilities	—	—

Total derivatives not designated as hedging instruments under ASC Topic 815		$22	$19		$13	$13

Total derivatives		$68	$59		$24	$40

Effect of Derivative Instruments on Consolidated Statements of Income

The Effect of Derivative Instruments on the Consolidated Statements of Income

($ in millions)

Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion) (a)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing) (b)
	Three Months Ended March 31,			Three Months Ended March 31,			Three Months Ended March 31,
	2014	2013		2014	2013		2014	2013
			Revenue	13	2
Foreign exchange contracts	35	(61)	Cost of revenue	(3)	3	Other income (expense), net	13	3

Total	35	(61)		10	5		13	3

(a)	The Company expects that $(19) million of the Accumulated Other Comprehensive Income (Loss) will be reclassified into earnings within the next twelve months with an offset by gains from the underlying transactions resulting in no impact to earnings or cash flow.
(b)	The amount of gain (loss) recognized in income represents nil related to the ineffective portion of the hedging relationships for each of the three months ended March 31, 2014 and 2013, respectively, and $13 million and $3 million related to the amount excluded from the assessment of the hedge effectiveness for the three months ended March 31, 2014 and 2013, respectively.